Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of net loss from discontinued operations
Net loss from the discontinued operation includes:

	2017	2016	2015
Revenue	—	23	7,756
Expenses	—	522	10,667
Pre-tax loss from discontinued operations	—	(499)	(2,911)
Income tax expense (recovery)	—	1,102	(768)
Net loss from discontinued operations	—	(1,601)	(2,143)